Accounts receivable net (Tables)	6 Months Ended
Mar. 31, 2025
Accounts receivable net
Schedule of accounts receivable
	As of	As of
	March 31,	September 30,
	2025	2024
	(unaudited)
Accounts receivable	$4,645,440	$32,763,352
Less: Allowance for doubtful accounts	(8,801)	(302,914)
Accounts receivable, net	$4,636,639	$32,460,438